Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2016
Balance Sheet Components
Schedule of property and equipment

	December 31, 2016	December 31, 2015
Lab equipment	$811,087	$811,087
Clinical equipment	64,870	23,300
Software	62,637	—

Total property and equipment at cost	938,594	834,387
Accumulated Depreciation	(52,649)	(5,155)

Property and Equipment, net	$885,945	$829,232

Schedule of depreciation expense

	Years Ended December 31,
	2016	2015
Depreciation—Lab Equipment—research and developoment expense	$26,271	$4,378
Depreciation—Clinical Equipment—research and development expense	10,203	777
Depreciation—Software—general and administrative expense	11,020	—

Total Depreciation Expense	$47,494	$5,155

Schedule of accrued expenses

	December 31, 2016	December 31, 2015
Accrued compensation and related:
Accrued vacation	$223,769	187,734
Accrued payroll	2,692	80,692
Accrued payroll tax	20,140	43,702

	246,601	312,128
Accrued interest	123,982	127,149
Accrued contract manufacturing costs	—	110,141
Accrued clinical	36,725	166,750
Accrued other	175,214	82,266

Total	$582,522	798,434